SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS:

Subsequent to October 31, 2015:

a)	On December 1, 2015, the Company entered into an amending agreement to the Second Promissory Notes whereby BV Lending agreed to advance an additional $1,000,000 with all of the other terms and conditions of the Second Promissory Notes remaining in effect.

b)	The Company received an aggregate of $240,000 of Second Promissory Notes (Note 6).

c)	On June 6, 2014, the Company was named as a defendant in a lawsuit in Latah County, State of Idaho (the “Latah County Lawsuit”). The plaintiffs who filed the Latah County Lawsuit, Hoodoo Resources, LLC (“Hoodoo”) and Brent Thomson as trustee for the Brent Thomson Family Trust (the “Thomson Family Trust”) (collectively referred to as the “Plaintiffs”), alleged both direct claims and derivative claims on behalf of Idaho Industrial Minerals, LLC (“IIM”). The derivative claims alleged by the Plaintiffs against the Company seeked damages for breach of the terms of the August 10, 2001 agreement, as amended, between the Company and IIM (the “IIM Agreement”) and the return of the Idaho state mineral leases of the Helmer-Bovill Property to IIM.

During the six months ended October 31, 2015, a court-ordered mediation was held. The mediation was successful and all parties entered into an agreement in principle to settle the parties’ claims against one another that was documented in a Binding Settlement Term Sheet whereby the Company agreed to pay $100,000 (accrued in accounts payable and accrued liabilities) of the Plaintiffs legal fees and the Plaintiffs agreed to dismiss the Latah County Lawsuit. On December 2, 2015, the Latah County Lawsuit was dismissed and the Company paid a total of $100,000.

14. SUBSEQUENT EVENTS: Additional subsequent events are disclosed in Notes 5 and 6. Subsequent to April 30, 2015:
a)	The Company received an aggregate of $1,500,000 of Second Promissory Notes (Note 6).